Overview and Summary Of Significant Accounting Policies (Q1) (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]

Consolidation

The accompanying Financial Statements include the accounts of IPALCO Enterprises, Inc., AES Indiana and Mid-America Capital Resources, Inc., a non-regulated wholly-owned subsidiary of IPALCO. Furthermore, VIEs in which the Company has an ownership interest and is the primary beneficiary, thus controlling the VIE, have been consolidated. All significant intercompany amounts have been eliminated in consolidation.

Principles of Consolidation

IPALCO’s consolidated financial statements are prepared in accordance with GAAP and in conjunction with the rules and regulations of the SEC. The consolidated financial statements include the accounts of IPALCO, its regulated utility subsidiary, AES Indiana, and its unregulated subsidiary, Mid-America. Furthermore, VIEs in which the Company has an ownership interest and is the primary beneficiary, thus controlling the VIE, as described below, have been consolidated. All intercompany items have been eliminated in consolidation. Certain costs for shared resources amongst AES Indiana and IPALCO, such as labor and benefits, are allocated to each entity based on allocation methodologies that management believes to be reasonable. We have evaluated subsequent events through the date this report is issued.

If IPALCO enters into transactions impacting equity interests in its affiliates, IPALCO must determine whether the transaction impacts the Company’s consolidation conclusion by first determining whether the transaction should be evaluated under the variable interest model or the voting model. In determining which consolidation model applies to the transaction, IPALCO is required to make judgments about how the entity operates, the most significant of which are whether (i) the entity has sufficient equity to finance its activities, (ii) the equity holders, as a group, have the characteristics of a controlling financial interest, and (iii) whether the entity has non-substantive voting rights. If the entity is determined to be a variable interest entity and IPALCO is determined to have power and benefits, the entity will be consolidated by IPALCO.

Noncontrolling Interests

Noncontrolling interests are classified as a separate component of equity in the Consolidated Balance Sheets and Consolidated Statements of Changes in Equity. Additionally, net income attributable to noncontrolling interests is reflected separately from consolidated net income on the Consolidated Statements of Operations. Any change in ownership of a subsidiary while the controlling financial interest is retained is accounted for as an equity transaction between the controlling and noncontrolling interests. Losses continue to be attributed to the noncontrolling interests, even when the noncontrolling interests’ basis has been reduced to zero.

Allocation of Earnings

Hardy Hills JV is subject to profit-sharing arrangements where the allocation of earnings, cash distributions, and tax benefits are not based on fixed ownership percentages. This arrangement exists to designate different allocations of value among the investors, where the allocations change in form or percentage over the life of the partnership. IPALCO uses the HLBV method when it is a reasonable approximation of the profit-sharing arrangement. The HLBV method calculates the proceeds that would be attributable to each partner based on the liquidation provisions of the respective operating partnership agreement if the partnership was to be liquidated at book value at the balance sheet date. Each partner’s share of income in the period is equal to the change in the amount of net equity they are legally able to claim based on a hypothetical liquidation of the entity at the end of a reporting period compared to the beginning of that period, adjusted for any capital transactions (for further discussion about the Equity Capital Contribution Agreement, see Note 2, “Regulatory Matters—IRP Filings and Replacement Generation”).

The HLBV method is used to calculate the earnings attributable to noncontrolling interest when the business is consolidated by IPALCO. In the early months of operations of a renewable generation facility where HLBV results in a significant decrease in the hypothetical liquidation proceeds attributable to the tax equity investor due to the recognition of ITCs or other adjustments as required by the U.S. Internal Revenue Code, the Company records the impact (sometimes referred to as the ‘Day one gain’) to income in the same period.

Use of Management Estimates

Use of Management Estimates

The preparation of financial statements in conformity with GAAP requires that management make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The reported amounts of revenues and expenses during the reporting period may also be affected by the estimates and assumptions management is required to make. Actual results may differ from those estimates. Significant items subject to such estimates and assumptions include: recognition of revenue including unbilled revenue; the carrying value of property, plant and equipment; the valuation of insurance and claims liabilities; the valuation of allowances for credit losses and deferred income taxes; regulatory assets and liabilities; liabilities recorded for income tax exposures; litigation; contingencies; and assets and liabilities related to AROs and employee benefits.

Use of Management Estimates

The preparation of financial statements in conformity with GAAP requires that management make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The reported amounts of revenue and expenses during the reporting period may also be affected by the estimates and assumptions management is required to make. Actual results may differ from those estimates. Significant items subject to such estimates and assumptions include: recognition of revenue including unbilled revenue; the carrying value of property, plant and equipment; the valuation of insurance and claims liabilities; the valuation of allowances for credit losses and deferred income taxes; regulatory assets and liabilities; liabilities recorded for income tax exposures; litigation; contingencies; and assets and liabilities related to AROs and employee benefits.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]

Cash, Cash Equivalents and Restricted Cash

The following table provides a summary of cash, cash equivalents and restricted cash amounts reported within the Condensed Consolidated Balance Sheets that reconcile to the total of such amounts as shown on the Condensed Consolidated Statements of Cash Flows:

	March 31, 2024	December 31, 2023
	(in thousands)
Cash, cash equivalents and restricted cash:
Cash and cash equivalents	$435,217	$28,579
Restricted cash (included in Prepayments and other current assets)	5	5
Total cash, cash equivalents and restricted cash	$435,222	$28,584

Cash and Cash Equivalents

Cash and cash equivalents are stated at cost, which approximates fair value. All highly liquid short-term investments with original maturities of three months or less are considered cash equivalents.

Restricted Cash

Restricted cash includes cash which is restricted as to withdrawal or usage. The nature of the restrictions includes restrictions imposed by agreements related to deposits held as collateral.

The following table provides a summary of cash, cash equivalents, and restricted cash amounts reported within the Consolidated Balance Sheets that reconcile to the total of such amounts as shown on the Consolidated Statements of Cash Flows:

	As of December 31,
	2023	2022
	(In Thousands)
Cash, cash equivalents and restricted cash
Cash and cash equivalents	$28,579	$201,548
Restricted cash (included in Prepayments and other current assets)	5	5
Total cash, cash equivalents and restricted cash	$28,584	$201,553

Receivable [Policy Text Block]

The following table summarizes our accounts receivable balances at March 31, 2024 and December 31, 2023:

	March 31, 2024	December 31, 2023
	(in thousands)
Accounts receivable, net:
Customer receivables	$166,812	$125,715
Unbilled revenue	108,806	91,463
Amounts due from related parties	6,434	5,178
Other	15,373	13,848
Allowance for credit losses	(3,765)	(2,283)
Total accounts receivable, net	$293,660	$233,921

The following table is a rollforward of our allowance for credit losses related to the accounts receivable balances for the periods indicated:

	For the Three Months Ended March 31,
	2024	2023
	(in thousands)
Allowance for credit losses:
Beginning balance	$2,283	$1,117
Current period provision	1,022	983
Write-offs charged against allowance	(159)	(1,522)
Recoveries collected	619	485
Ending Balance	$3,765	$1,063

Financing Receivable, Allowance for Credit Losses, Policy for Uncollectible Amounts [Policy Text Block]

The following table is a rollforward of our allowance for credit losses related to the accounts receivable balances for the periods indicated:

	For the Three Months Ended March 31,
	2024	2023
	(in thousands)
Allowance for credit losses:
Beginning balance	$2,283	$1,117
Current period provision	1,022	983
Write-offs charged against allowance	(159)	(1,522)
Recoveries collected	619	485
Ending Balance	$3,765	$1,063

Inventory, Policy [Policy Text Block]

Inventories

The following table summarizes our inventories balances at March 31, 2024 and December 31, 2023:

	March 31, 2024	December 31, 2023
	(in thousands)
Inventories:
Fuel	$69,185	$77,198
Materials and supplies, net	67,820	66,392
Total inventories	$137,005	$143,590

Inventories

We maintain coal, fuel oil, natural gas, materials and supplies inventories for use in the production of electricity. These inventories are accounted for at the lower of cost or net realizable value, using the average cost. The following table summarizes our inventories balances at December 31:

	As of December 31,
	2023	2022
	(In Thousands)
Inventories
Fuel	$77,198	$60,497
Materials and supplies, net	66,392	63,111
Total inventories	$143,590	$123,608

Intangible Assets, Finite-Lived, Policy

Intangible Assets

Finite-lived intangible assets primarily include capitalized software and project development intangible assets amortized over their useful lives. These capitalized software and project development intangible assets range from 7 to 35 year-weighted average amortization periods, respectively.

The following table presents information related to the Company’s intangible assets, including the gross amount capitalized and related amortization:

	March 31, 2024	December 31, 2023
	(in thousands)
Capitalized software	$265,224	$261,872
Project development intangible assets	83,940	84,097
Other	797	797
Less: Accumulated amortization	116,963	111,110
Intangible assets – net	$232,998	$235,656

	For the Three Months Ended March 31,
	2024	2023
Amortization expense	$6,940	$2,987

Intangible Assets

Finite-lived intangible assets primarily include capitalized software and project development intangible assets amortized on a straight-line basis over their useful lives. The following table presents information related to the Company’s intangible assets, including the gross amount capitalized and related amortization:

		December 31,
	Weighted average amortization periods (in years)	2023	2022
	$ in thousands
Capitalized software	8	$261,872	$205,910
Project development intangible assets	28	84,097	39,455
Other	Various	797	797
Less: Accumulated amortization		(111,110)	(107,184)
Intangible assets – net		$235,656	$138,978

	For the Years Ended December 31,
	2023	2022	2021
Amortization expense	$14,570	$10,122	$11,241

Estimated future amortization
Years ending December 31,
2024	$20,764
2025	20,764
2026	22,550
2027	22,550
2028	22,550
Total	$109,178

New Accounting Pronouncements

New Accounting Pronouncements Issued But Not Yet Effective

The following table provides a brief description of recent accounting pronouncements that could have a material impact on the Company’s Financial Statements once adopted. Accounting pronouncements not listed below were assessed and determined to be either not applicable or are expected to have no material impact on the Company’s Financial Statements.

ASU Number and Name	Description	Date of Adoption	Effect on the Financial Statements upon adoption
2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures	The amendments in this section are designed to improve the disclosures related to Segment reporting on an interim and annual basis. Public companies must disclose significant segment expenses and an amount for other segment items. This will also require that a company disclose its annual disclosures under Topic 280 in each interim period. Furthermore, companies will need to disclose the Chief Operating Decision Maker (CODM) and how the CODM assesses the performance of a segment. Lastly, public companies that have a single reportable segment must report the required disclosures under topic 280.	The amendments in this Update are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted.	This ASU only affects disclosures, which will be provided when the amendment becomes effective.

2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures	The amendments in this Update require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. Furthermore, companies are required to disclose a disaggregated amount of income taxes paid at a federal, state, and foreign level as well as a break down of income taxes paid in a jurisdiction that comprises 5% of a company’s total income taxes paid. Lastly, this ASU requires that companies disclose income (loss) from continuing operations before income tax at a domestic and foreign level and that companies disclose income tax expense from continuing operations on a federal, state, and foreign level.	The amendments in this Update are effective for fiscal years beginning after December 15, 2024.	This ASU only affects disclosures, which will be provided when the amendment becomes effective.

New Accounting Pronouncements

We have assessed and determined that the new accounting pronouncements adopted did not have a material impact on the Company’s Financial Statements.

New Accounting Pronouncements Issued but Not Yet Effective

The following table provides a brief description of recent accounting pronouncements that could have a material impact on the Company’s Financial Statements once adopted. Accounting pronouncements not listed below were assessed and determined to be either not applicable or are expected to have no material impact on the Company’s Financial Statements.

ASU Number and Name	Description	Date of Adoption	Effect on the Financial Statements upon adoption
2023-06 Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative

In U.S. Securities and Exchange Commission (SEC) Release No. 33-10532, Disclosure Update and Simplification, issued August 17, 2018, the SEC referred certain of its disclosure requirements that overlap with, but require incremental information to, generally accepted accounting principles (GAAP) to the FASB for potential incorporation into the Codification. The amendments in this Update are the result of the Board’s decision to incorporate into the Codification 14 of the 27 disclosures referred by the SEC.

		The effective date for each amendment will be the date on which the SEC’s removal of that related disclosure becomes effective, with early adoption prohibited. The amendments in this Update should be applied prospectively.	We will provide the required disclosures on a prospective basis on the date each amendment becomes effective. We do not expect ASU 2023-06 will have any impact to our consolidated financial statements.

ASU Number and Name	Description	Date of Adoption	Effect on the Financial Statements upon adoption
The amendments in this Update represent changes to clarify or improve disclosure and presentation requirements of a variety of Topics. Many of the amendments allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the SEC’s requirements. Also, the amendments align the requirements in the Codification with the SEC’s regulations.
2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures	The amendments in this section are designed to improve the disclosures related to Segment reporting on an interim and annual basis. Public companies must disclose significant segment expenses and an amount for other segment items. This will also require that a company disclose its annual disclosures under Topic 280 in each interim period. Furthermore, companies will need to disclose the Chief Operating Decision Maker (CODM) and how the CODM assesses the performance of a segment. Lastly, public companies that have a single reportable segment must report the required disclosures under topic 280.	The amendments in this Update are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted.	We are currently evaluating the impact of adopting the standard on our consolidated financial statements.
2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures	The amendments in this Update require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. Furthermore, companies are required to disclose a disaggregated amount of income taxes paid at a federal, state, and foreign level as well as a break down of income taxes paid in a jurisdiction that comprises 5% of a company’s total income taxes paid. Lastly, this ASU requires that companies disclose income (loss) from continuing operations before income tax at a domestic and foreign level and that companies disclose income tax expense from continuing operations on a federal, state, and foreign level.	The amendments in this Update are effective for fiscal years beginning after December 15, 2024.	We are currently evaluating the impact of adopting the standard on our consolidated financial statements.